PROPERTY AND EQUIPMENT, NET	3 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	March 31,	December 31,
	2026	2025
Property and equipment	$608,266	$610,354
Leasehold improvements	–	–
Property and equipment at cost	608,266	610,354
Less - accumulated depreciation	(61,888)	(63,907)
Property and equipment, net	$546,378	$546,447

Depreciation expenses was $0 and $17,254 for the three months ended March 31, 2026 and 2025, respectively.